REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
REVENUES
Schedule of revenues from sale of products
	For the year ended December 31,
	2023		2022		2021
	USD thousands	%	USD thousands	%	USD thousands	%
Jet Talk	-	-	-	-	3,116	14%
Airbus	188	2%	318	3%	3,256	15%
Telesat	4,250	40%	5,326	50%	8,400	39%
iDirect	2,605	24%	489	5%	2,074	10%
Trustcom	-	0%	1,108	10%	-	-
MDA	1,497	14%	1,907	18%	-	-
Confidential Customer	1,309	12%	1,162	11%	-	-
	US & Canada			UK			Other			Consolidated
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021
Revenues	8,446	9,310	13,196	732	1,070	7,325	1,552	246	1,199	10,730	10,626	21,720